Six Circles Tax Aware Intermediate Duration Fund Investment Objectives and Goals - Six Circles Tax Aware Intermediate Duration Fund	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Ticker: CUTAX
Objective [Heading]	What is the goal of the Fund?